Leases	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Leases	Leases
The Company leases certain properties under non-cancellable lease agreements that relate to office spaces and vehicles. The remaining lease terms are between one and five years.
The roll-forward of lease right-of-use assets is as follows:

	2025	2024
Cost	$	$
Balance - Beginning of fiscal year	33,528	36,480
Additions	120	3,819
Modifications to and disposals of lease contracts	(3,162)	(6,701)
Exchange differences	129	(70)
Balance - End of fiscal year	30,615	33,528

Accumulated depreciation
Balance - Beginning of fiscal year	16,453	15,507
Depreciation charge	5,220	7,946
Modifications to and disposals of lease contracts	(3,830)	(6,935)
Exchange differences	58	(65)
Balance - End of fiscal year	17,901	16,453

Net book value
Balance - Beginning of fiscal year	17,075	20,973
Balance - End of fiscal year	12,714	17,075
The maturity analysis of lease liabilities as at March 31, 2025 is as follows:

Fiscal Year	$

2026	5,654
2027	4,044
2028	3,175
2029	2,223
2030	1,877

Total minimum payments	16,973
Expenses relating to short-term leases, including those excluded due to the election of the practical expedient allowing the Company to expense lease payments for short-term leases and leases for which the underlying asset is of low value, as well as variable lease payments not included in the measurement of lease liabilities, were approximately $3,129 for the fiscal year ended March 31, 2025 (2024 - $2,689). The interest expense for the fiscal year ended March 31, 2025 was $1,306 (2024 - $1,211).